Discontinued Operations	3 Months Ended
Apr. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

(4) Discontinued Operations

On June 12, 2022, Skillsoft entered into a Stock Purchase Agreement (the “Purchase Agreement”), by and among Skillsoft, Skillsoft (US) Corporation (“Seller”), Amber Holding Inc. (“SumTotal”), and Cornerstone OnDemand, Inc. (“Buyer”), pursuant to which, subject to the certain terms and conditions contained therein, Seller agreed to sell, and Buyer agreed to purchase, all of Seller’s right, title and interest in and to one hundred percent (100%) of the outstanding shares of capital stock of SumTotal.

The sale was completed on August 15, 2022. Skillsoft received net proceeds of $180.0 million and reserved $8.0 million for working capital contingency which is subject to customary adjustments as set forth in the Purchase Agreement, including adjustments based on the working capital, cash and indebtedness of SumTotal and its direct and indirect subsidiaries as of the closing date.

In connection with the sale, the parties to the Purchase Agreement entered into certain other agreements, including a transition services agreement pursuant to which each of Seller and Buyer agreed to provide the other party with certain transition services for a limited period following the closing.

The Company determined that the sale of SumTotal met the criteria to be classified as discontinued operations, and its assets and liabilities held for sale, as of June 12, 2022. Accordingly, the Company classified the assets and liabilities of the discontinued operations as held for sale in our consolidated balance sheets at the lower of carrying amount or fair value less cost to sell. Classification for the assets and liabilities in comparative periods retained their previous classification as current or long-term. No losses were recognized upon classification of the discontinued operations assets and liabilities as held for sale. Depreciation and amortization ceased on assets classified as held for sale. The operating results of SumTotal are reported as discontinued operations, for all periods presented, as the disposition reflects a strategic shift that has, or will have, a major effect on our operations and financial results.

The financial results of SumTotal are presented as Income from discontinued operations, net of tax on our condensed consolidated Statement of Operations. The following table presents financial results of SumTotal for all periods presented in our condensed consolidated Statement of Operations (in thousands):

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
Revenues:
Total revenues	$29,076	$24,021
Operating expenses:
Costs of revenues	9,623	9,427
Content and software development	6,436	6,103
Selling and marketing	5,322	5,006
General and administrative	380	547
Amortization of intangible assets	4,296	3,026
Recapitalization and acquisition-related costs	 132	 218
Restructuring	29	203
Total operating expenses	26,218	24,530
Operating income from discontinued operations	2,858	(509)
Other income (expense), net	(49)	19
Interest income	6	3
Interest expense	(767)	(41)
Income from discontinued operations before income taxes	2,048	(528)
Provision for income taxes	597	968
Net income from discontinued operations	$1,451	$(1,496)

The following table presents the aggregate carrying amounts of the classes of assets and liabilities of discontinued operations of SumTotal (in thousands):

	Successor	Successor
	April 30, 2022	January 31, 2022
Carrying amount of assets included as part of discontinued operations
Cash and cash equivalents	$6,054	$16,496
Restricted cash	236	236
Accounts receivable	27,733	38,587
Prepaid expenses and other current assets	9,882	8,755
Current assets of discontinued operations	43,905	64,074
Property and equipment, net	5,631	6,609
Goodwill	75,594	75,693
Intangible assets, net	71,507	75,628
Right of use assets	1,780	1,937
Other assets	4,509	4,945
Long-term assets of discontinued operations	159,021	164,812
Total assets classified as discontinued operations in the condensed consolidated balance sheet	$202,926	$228,886

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	$1,522	$1,502
Accrued compensation	6,838	10,293
Accrued expenses and other current liabilities	5,162	3,260
Lease liabilities	519	508
Deferred revenue	60,647	71,904
Current liabilities of discontinued operations	74,688	87,467
Deferred revenue - non-current	—	292
Deferred tax liabilities	1,073	516
Long term lease liabilities	1,434	1,605
Other long-term liabilities	149	13
Current liabilities of discontinued operations	2,656	2,426
Total liabilities classified as discontinued operations in the condensed consolidated balance sheet	$77,344	$89,893

In addition, the amounts described in other footnotes within these consolidated financial statements have been updated to reflect the amounts applicable to continuing operations, unless otherwise noted.